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Semiannual Report January 31, 2001

Oppenheimer
Cash Reserves

[LOGO OF OPPENHEIMER FUNDS]

REPORT HIGHLIGHTS

Fund Objective

Oppenheimer Cash Reserves seeks the maximum current income that is consistent with stability of principal.

CONTENTS
1	President’s Letter
3	An Interview with Your Fund’s Manager
7	Financial Statements
24	Officers and Trustees

Current Yield
	For the 7-Day Period Ended 1/31/01

	With Compounding[1]	Without Compounding

Class A	5.47%	5.32%

Class B	4.88	4.76

Class C	4.86	4.75

In reviewing performance, please remember that past performance does not guarantee future results. Yields will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1. Compounded yields assume reinvestment of dividends.

PRESIDENT’S LETTER

[PHOTO]

James C. Swain
Chairman
Oppenheimer
Cash Reserves

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Cash Reserves

Dear Shareholder,

The year 2000 was one to remember, both for the performance of the financial markets and the lessons it presented to all investors.

     In many ways, 2000 was a study in contrasts. Many stocks experienced sharp declines, while municipal and high quality bonds performed strongly. The year began with unrestrained enthusiasm for technology stocks in particular, and growth stocks in general, but ended with value-oriented stocks providing better performance.

     Market conditions shifted dramatically during 2000. When the year began, the economy was growing rapidly, raising concerns that long-dormant inflationary pressures might resurface. By midyear, however, after a series of interest rate hikes by the Federal Reserve Board (the Fed), the economy began to slow—triggering fears of a potential recession. The slowing economy generally hurt the stock market and benefited high quality bonds.

     The lessons provided by a volatile and difficult year reinforced many of the basic investment principles we have discussed in this letter from time to time. In 2000, market volatility was a powerful reminder of the importance of investment diversification—the time-honored strategy of spreading risk among various asset classes, industry groups and investment styles. In addition, actively managed funds generally outperformed passive index funds, as research-intensive security selection again made a critical difference for portfolio returns. Perhaps most important, the markets in 2000 confirmed that sound business fundamentals, rather than investment fads, are a more powerful determinant of investment success over the long term.

     Looking forward, we are cautiously optimistic. Our caution arises from expectations that the economy will grow only moderately during the first half of 2001. The Fed, already more concerned about a potential recession than inflation, reversed its monetary PRESIDENT’S LETTER

AN INTERVIEW WITH YOUR FUND’S MANAGER

Portfolio Manager
Carol Wolf

Q How did the Fund perform over the last six months?

A. During the recent six-month period that ended January 31, 2001, Oppenheimer Cash Reserves maintained a stable share price of $1.00 per share, while continuing to provide its investors with a steady stream of income. The Fund invests in a variety of high quality money market investments such as certificates of deposit, letters of credit and commercial paper. The Fund’s seven-day and compounded seven-day yields for Class A shares on January 31, 2001, were 5.32% and 5.47%, respectively.1

How did the robust U.S. economy affect interest rates?

Interest rates were driven higher by a series of short-term interest rate hikes initiated by the Federal Reserve Board (“the Fed”) in late 1999 and early 2000. The Fed raised rates a total of six times during that period in an effort to avert inflation and slow the overheated U.S. economy, culminating in an aggressive half-point increase in mid-May 2000. Although the last of these rate hikes occurred before the period began, expectations of further raises maintained upward pressure on bond yields for much of the period.

     In mid-2000, as the nation’s overall levels of manufacturing output and housing sales eased, evidence mounted throughout the period that the pace of economic growth had indeed begun to moderate. However, during the reporting period, the Fed kept rates steady—as a check on inflationary pressures resulting from a continuing tight labor market and rising energy prices.

1. The seven-day simple yield is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings account's compounded interest rate. Compounded yields assume reinvestment of dividends. Unlike an investment in the Fund, deposits in a savings account are generally insured by the FDIC.

3   OPPENHEIMER CASH RESERVES

AN INTERVIEW WITH YOUR FUND’S MANAGER

How did you manage the Fund during this period?

We took advantage of these conditions by lengthening the Fund’s average maturity. During the reporting period, the Fund’s average maturity lengthened from approximately 38 days to approximately 45 days. This move enabled us to lock in favorable yields at a time when we believed rates had reached a plateau and might be poised to fall. At the same time, we were careful to purchase longer maturity securities only after careful analysis of their structure and the Fund’s current investment needs.

     In terms of security selection, we purchased floating rate notes when they were available at attractive rates. However, spreads or differences in yields within our investment universe narrowed significantly during the period, and floating rate notes were particularly vulnerable to these conditions. As a result, they proved relatively unattractive at various times throughout the period.

     We were able to find attractive yields in select, asset-backed commercial paper. Analytical expertise is the key to adding value through such investments. OppenheimerFunds’ experienced analysts enabled us to limit our purchases to what we believed were well-structured, highly liquid asset-backed programs typically offering a three- to five-basis-point advantage over comparable commercial paper issued by corporations. All told, asset-backed securities comprised 18.7% of net assets at period end.2 Among commercial paper investments, which comprised most of our remaining holdings, we sought to avoid troubled and volatile industries, such as telecommunications, in favor of high quality financial services companies.

2. Based on net assets. The Fund’s portfolio holdings are subject to change.

4   OPPENHEIMER CASH RESERVES

What is your outlook over the coming months?

As of the end of the period, there remains little doubt that the Fed's inflation-taming strategy has succeeded in cooling off the economy. Given recent evidence of slowing consumer and business spending, the key concern facing today's markets is whether or not the strategy may have worked too well. However, underlying economic fundamentals remain sound, with inflation in check. In addition, to bolster the slowing economy, the Fed recently began reversing the direction of its monetary policy by reducing interest rates. In this environment, we continue to look for opportunities to increase the Fund's yield, consistent with our focus on liquidity and safety.

     In closing, we’d like to thank you for your continued confidence and participation in the Fund. We look forward to helping you reach your financial goals. That’s what makes Oppenheimer Cash Reserves an important part of
The Right Way to Invest.

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Financials

6   OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS January 31,2001/Unaudited
	Principal Amount	Value See Note 1

Direct Bank Obligations—13.1%
ABN AMRO Bank NV:
6.61%, 2/13/01	$ 5,000,000	$ 5,000,008

Bank of America NA:
6.61%, 3/9/01	5,000,000	5,000,000

Bank of Nova Scotia:
6.50%, 2/28/01	5,000,000	4,975,625

First Union National Bank:
6.08%, 5/17/01[1]	10,000,000	10,000,000

Key Bank NA:
6.08%, 5/11/01[1]	10,000,000	9,998,000

National Bank of Commerce, Tennessee:
5.901%, 9/18/01[1]	10,000,000	9,998,000

Nationwide Building Society:
5.34%, 7/19/01	10,000,000	9,750,800

Rabobank Nederland NV:
5.34%, 7/11/01	10,000,000	10,000,000

Toronto Dominion Bank:
5.37%, 7/11/01	10,000,000	10,000,000

Total Direct Bank Obligations		74,722,433

Letters of Credit—2.5%
Credit Suisse Group, guaranteeing commercial paper of Credit Suisse
First Boston International (Guernsey) Ltd.:
6.50%, 3/15/01[2]	10,000,000	9,924,167

Credit Suisse Group, guaranteeing commercial paper of Credit Suisse
First Boston, Inc.:
6.45%, 4/16/01[2]	4,000,000	3,946,967

Total Letters of Credit		13,871,134

Short-Term Notes—80.2%
Aerospace/Defense—2.6%
BAE Systems Holdings, Inc.:
6.51%, 2/27/01[2]	5,000,000	4,976,492
6.55%, 2/26/01[2]	10,000,000	9,954,514

		14,931,006

Asset-Backed—18.7%
Asset Backed Capital Finance,Inc.:
6.53%, 2/21/01[2]	5,000,000	4,981,861
6.55%, 2/27/01[2]	8,000,000	7,962,155

Breeds Hill Capital Co. LLC,Series A:
5.50%, 4/9/01[2]	10,000,000	9,895,778
5.62%, 4/10/01[2]	2,155,000	2,132,123

Charta Corp.:
6.51%, 2/27/01[2]	1,000,000	995,298

7   OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued
	Principal Amount	Value See Note 1

Asset-Backed Continued
Check Point Charlie, Inc.:
5.61%, 4/16/01[2]	$ 5,000,000	$ 4,942,342
6.48%, 3/8/01[2]	9,000,000	8,943,300

Corporate Receivables Corp.:
5.63%, 4/2/01[2]	5,000,000	4,953,083

Galaxy Funding, Inc.:
6.52%, 3/23/01	5,000,000	4,954,722

Lexington Parker Capital Co. LLC:
5.23%, 7/20/01[2]	10,000,000	9,754,481
6.48%, 4/12/01[2]	4,000,000	3,949,600

Moriarty Ltd.:
6.51%, 2/15/01[2]	14,000,000	13,964,502

Scaldis Capital LLC:
5.62%, 4/16/01[2]	4,000,000	3,953,791

Sigma Finance, Inc.:
6.43%, 5/17/01[2]	10,000,000	9,812,458

Variable Funding Capital Corp.:
6.53%, 2/9/01–2/21/01[2]	10,000,000	9,968,076

VistaOne Metafolio LLC:
6.54%, 3/5/01[2]	5,000,000	4,971,467

		106,135,037

Banks—1.1%
Wells Fargo Co.:
6.50%, 2/5/01	6,000,000	5,995,667

Broker/Dealers—11.8%
Banc of America Securities LLC:
5.95%, 2/1/01[1]	15,000,000	15,000,000

Bear Stearns Cos., Inc.,Series B:
5.931%, 2/14/01[1]	8,000,000	8,000,000

Goldman Sachs Group LP:
6.57%, 3/9/01[3]	10,000,000	10,000,000
6.67%, 3/12/01	5,000,000	5,000,000

Merrill Lynch & Co., Inc.,Series B:
6.468%, 7/5/01[1]	13,000,000	12,997,800

Morgan Stanley Dean Witter & Co. (Masternote Facility):
5.75%, 6/8/01[1]	6,000,000	6,000,000

Salomon Smith Barney Holdings, Inc.:
6.49%, 2/23/01	10,000,000	9,960,339

		66,958,139

Chemicals—0.7%
BASF AG:
6.44%, 4/27/01[2]	4,000,000	3,939,178

8   OPPENHEIMER CASH RESERVES

	Principal Amount	Value See Note 1

Commercial Finance—5.9%
CIT Group, Inc.:
6.839%, 11/2/01[1]	$ 10,000,000	$ 10,000,000

Countrywide Home Loans, Series H:
5.906%, 5/21/01[1]	13,000,000	12,998,723

Homeside Lending, Inc.:
6.12%, 4/2/01	5,000,000	4,949,000

Private Export Fund Corp.:
6.415%, 4/27/01[2]	6,000,000	5,909,121

		33,856,844

Diversified Financial—7.2%
General Motors Acceptance Corp.:
6.50%, 2/7/01	7,000,000	6,992,417

Household Finance Corp.:
6.728%, 12/7/01[1]	10,000,000	10,000,000

Prudential Funding LLC:
6.43%, 4/26/01	4,200,000	4,136,986

Textron Financial Corp.:
5.54%, 3/29/01	10,000,000	9,913,822

Verizon Network Funding:
5.44%, 4/6/01	10,000,000	9,903,289

		40,946,514

Diversified Media—0.7%
Omnicom Capital, Inc.:
6.70%, 2/13/012	4,000,000	3,991,067

Energy Services—4.7%
Suez Finance Corp. (gtd. by Suez Lyonnais des Eaux):
6.48%, 4/20/01–4/25/01[2]	25,000,000	24,635,500
6.49%, 4/5/01[2]	2,000,000	1,977,285

		26,612,785

Gas Utilities—1.7%
Centrica plc:
6.52%, 3/15/01[2]	10,000,000	9,923,933

Information Technology—2.6%
Computer Sciences Corp.:
6.644%, 12/27/01[1,2]	15,000,000	15,000,000

Insurance—7.8%
AIG Life Insurance Co.:
6.563%, 5/31/01[1,3]	7,000,000	7,000,000

ING America Insurance Holdings, Inc.:
6.39%, 3/14/01	10,000,000	9,927,225
6.51%, 2/14/01	2,500,000	2,494,123

Metropolitan Life Insurance Co.:
6.572%, 2/1/01[1]	10,000,000	10,000,000

9   OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued
	Principal Amount	Value See Note 1

Insurance Continued
Pacific Life Insurance Co.:
6.582%, 2/1/01[1,3]	$ 5,000,000	$ 5,000,000

Prudential Life Insurance Co.:
6.399%, 4/2/01[1]	10,000,000	10,000,000

		44,421,348

Leasing & Factoring—2.3%
American Honda Finance Corp.:
6.689%, 2/16/01[1,4]	13,000,000	12,999,843

Manufacturing—0.9%
Eaton Corp.:
6.59%, 3/1/01[2]	5,000,000	4,974,372

Metals/Mining—1.7%
Rio Tinto Ltd. (gtd.by Rio Tinto plc & Rio Tinto Ltd.):
5.43%, 4/30/01[2]	5,000,000	4,933,633
6.52%, 3/2/01[2]	5,000,000	4,973,739

		9,907,372

Nondurable Household Goods—0.9%
Newell Rubbermaid, Inc.:
6.50%, 3/23/012	5,000,000	4,955,903

Photography—2.6%
Eastman Kodak Co.:
6.10%, 4/3/01	5,000,000	4,948,319
6.15%, 4/4/01	10,000,000	9,894,083

		14,842,402

Special Purpose Financial—3.7%
MONET Trust, Series 2000-1:
6.508%, 9/27/01[1,3]	9,000,000	9,000,000

Zurich Trust Certificates,Series ZTC-2T:
5.806%, 2/26/01[1,3]	12,000,000	12,000,000

		21,000,000

Telecommunications: Technology—2.6%
Cingular Wireless LLC:
6.08%, 4/12/01[2]	5,000,000	4,940,889
6.37%, 3/16/01[2]	10,000,000	9,923,914

		14,864,803

Total Short-Term Notes		456,256,213

Total Investments, at Value	95.8%	544,849,780

Other Assets Net of Liabilities	4.2	23,890,901

Net Assets	100.0%	568,740,681

10   OPPENHEIMER CASH RESERVES

Footnotes to Statement of Investments

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1.	Represents the current interest rate for a variable rate security.
2.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $230,060,989, or 40.45% of the Fund's net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3.	Identifies issues considered to be illiquid or restricted — See Note 4 of Notes to Financial Statements.
4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $12,999,843 or 2.29% of the Fund's net assets as of January 31, 2001.

See accompanying Notes to Financial Statements.

11   OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES January 31, 2001 / Unaudited

Assets
Investments, at value—see accompanying statement	$544,849,780

Cash	65,581

Receivables and other assets:
Shares of beneficial interest sold	25,835,975
Interest	1,530,694
Other	173,892

Total assets	572,455,922

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	2,671,894
Dividends	781,179
Distribution and service plan fees	57,439
Transfer and shareholder servicing agent fees	28,588
Trustees' compensation	1,655
Other	174,486

Total liabilities	3,715,241

Net Assets	$568,740,681

Composition of Net Assets
Paid-in capital	$568,733,686

Accumulated net realized gain on investment transactions	6,995

Net Assets	$568,740,681

Net Asset Value Per Share
Class A Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$327,869,136 and 327,923,528 shares of beneficial interest outstanding)	$1.00

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $176,462,822
and 176,457,507 shares of beneficial interest outstanding)	$1.00

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $64,408,723
and 64,407,321 shares of beneficial interest outstanding)	$1.00

See accompanying Notes to Financial Statements.

12   OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2001

Investment Income
Interest	$19,522,663

Expenses
Management fees	1,400,047

Distribution and service plan fees:
Class A	328,509
Class B	703,884
Class C	222,469

Transfer and shareholder servicing agent fees	972,184

Shareholder reports	399,881

Custodian fees and expenses	16,445

Trustees' compensation	3,499

Other	77,994

Total expenses	4,124,912
Less expenses paid indirectly	(8,768)

Net expenses	4,116,144

Net Investment Income	15,406,519

Net Realized Gain on Investments	2,285

Net Increase in Net Assets Resulting from Operations	$15,408,804

See accompanying Notes to Financial Statements.

13   OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	January 31,	Ended
	2001	July 31,
	(Unaudited)	2000

Operations
Net investment income	$15,406,519	$28,207,683

Net realized gain (loss)	2,285	4,319

Net increase in net assets resulting from operations	15,408,804	28,212,002

Dividends and/or Distributions to Shareholders
Class A	(9,261,932)	(15,670,808)
Class B	(4,666,227)	(9,902,934)
Class C	(1,478,360)	(2,633,941)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A	10,669,184	52,564,154
Class B	4,116,739	(31,737,646)
Class C	15,026,949	(226,153)

Net Assets
Total increase	29,815,157	20,604,674

Beginning of period	538,925,524	518,320,850

End of period	$568,740,681	$538,925,524

See accompanying Notes to Financial Statements.

14   OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS

	Six Months
	Ended						Year
	January 31,						Ended
	2001						July 31,
Class A	(Unaudited)	2000	1999	1998	1997		1996[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations—net
investment income and net realized gain	.03	.05	.04	.04	.04		.03
Dividends and/or distributions to shareholders	(.03)	(.05)	(.04)	(.04)	(.04)		(.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return[2]	2.82%	5.10%	4.30%	4.61%	4.41%		2.68%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$327,869	$317,198	$264,632	$210,477	$172,970		$170,031

Average net assets (in thousands)	$331,380	$312,440	$245,622	$186,795	$179,948		$149,889

Ratios to average net assets:[3]
Net investment income	5.53%	5.00%	4.22%	4.48%	4.33%		4.47%
Expenses	1.18%	1.06%	1.10%	1.28%[4]	1.29%	[4]	1.06%[4]

1.	For the seven months ended July 31, 1996. The Fund changed its fiscal year-end from December 31 to July 31.
2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

3.	Annualized for periods of less than one full year.
4.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

15   OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS Continued

Class B	Six Months Ended January 31, 2001 (Unaudited	2000	1999	1998	1997	Year Ended July 31, 1996[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations—net
investment income and net realized gain	.02	.04	.04	.04	.04	.02
Dividends and/or distributions to shareholders	(.02)	(.04)	(.04)	(.04)	(.04)	(.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.53%	4.52%	3.72%	3.98%	3.82%	2.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$176,463	$172,345	$204,081	$80,005	$54,009	$85,573

Average net assets (in thousands)	$186,615	$225,824	$170,068	$73,003	$67,333	$49,226

Ratios to average net assets:[3]
Net investment income	4.98%	4.40%	3.67%	3.93%	3.78%	3.91%
Expenses	1.73%	1.61%	1.65%	1.83%[4]	1.84%[4]	1.61%[4]

1.	For the seven months ended July 31, 1996. The Fund changed its fiscal year-end from December 31 to July 31.
2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3.	Annualized for periods of less than one full year
4.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

16   OPPENHEIMER CASH RESERVES

	Six Months Ended January 31, 2001 (Unaudited)					Year Ended July 31, 1996[1]

Class C		2000	1999	1998	1997

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations—net
investment income and net realized gain	.02	.04	.04	.04	.04	.02
Dividends and/or distributions to shareholders	(.02)	(.04)	(.04)	(.04)	(.04)	(.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.53%	4.52%	3.73%	3.99%	3.84%	2.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$64,409	$49,382	$49,607	$18,101	$9,125	$11,717

Average net assets (in thousands)	$58,978	$59,556	$37,244	$15,297	$10,930	$6,333

Ratios to average net assets:[3]
Net investment income	4.99%	4.44%	3.67%	3.94%	3.78%	3.91%
Expenses	1.73%	1.61%	1.65%	1.83%[4]	1.85%[4]	1.61%[4]

1.	For the seven months ended July 31, 1996. The Fund changed its fiscal year-end from December 31 to July 31.
2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3.	Annualized for periods of less than one full year.
4.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

17   OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses

18   OPPENHEIMER CASH RESERVES

during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2001		Year Ended July 31, 2000
	Shares	Amount	Shares	Amount

Class A
Sold	504,246,261	$504,246,261	1,263,236,304	$1,263,236,304
Dividends and/or
distributions reinvested	8,485,807	8,485,807	14,256,928	14,256,928
Redeemed	(502,062,884)	(502,062,884)	(1,224,929,078)	(1,224,929,078)

Net increase	10,669,184	$10,669,184	52,564,154	$52,564,154

Class B
Sold	266,275,565	$266,275,565	677,633,692	$677,633,692
Dividends and/or
distributions reinvested	3,965,903	3,965,903	8,397,959	8,397,959
Redeemed	(266,124,729)	(266,124,729)	(717,769,297)	(717,769,297)

Net increase (decrease)	4,116,739	$4,116,739	(31,737,646)	$(31,737,646)

Class C
Sold	286,456,298	$286,456,298	665,255,346	$665,255,346
Dividends and/or
distributions reinvested	1,270,880	1,270,880	2,260,243	2,260,243
Redeemed	(272,700,229)	(272,700,229)	(667,741,742)	(667,741,742)

Net increase (decrease)	15,026,949	$15,026,949	(226,153)	$(226,153)

3. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of net assets of the next $250 million, and 0.40% of net assets in excess of $1 billion. The Fund’s management fee for the six months ended January 31, 2001, was an annualized rate of 0.48%, before any waiver by the Manager if applicable.

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. Prior to January 1, 2001, OFS performed these services on an at-cost basis. Beginning January 2001, OFS is paid at an agreed upon per account fee.

19   OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Fees and Other Transactions with Affiliates Continued

Distribution and Service Plan Fees. Under its General Distributor’s Agreement with the Manager, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

	Commissions	Commissions	Commissions
	on Class A	on Class B	on Class C
	Shares	Shares	Shares
	Advanced by	Advanced by	Advanced by
Six Months Ended	Distributor[1]	Distributor[1]	Distributor[1]

January 31, 2001	$3,401	$570,516	$52,378

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

	Class A	Class B	Class C
	Contingent Deferred	Contingent Deferred	Contingent Deferred
	Sales Charges	Sales Charges	Sales Charges
Six Months Ended	Retained by Distributor	Retained by Distributor	Retained by Distributor

January 31, 2001	$59,039	$5,374	$—

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2001, payments under the Class A plan totaled $328,509 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $54,392 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

20   OPPENHEIMER CASH RESERVES

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor’s actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended January 31, 2001, were as follows:

			Distributor’s
			Aggregate
			Unreimbursed
	Total Payments	Amount Retained	Expenses
	Under Plan	by Distributor	Under Plan

Class B Plan	$703,884	$703,884	$—
Class C Plan	222,469	222,469	—

4. Illiquid Securities
As of January 31, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2001, was $43,000,000, which represents 7.56% of the Fund's net assets.

21   OPPENHEIMER CASH RESERVES

SHAREHOLDER MEETING Unaudited

On February 2, 2001, a shareholder meeting was held at which all of the nominated Trustees were elected and proposals 2, 3d, 3e, 3f, 3g and 5 were approved by shareholders, while proposals 3a, 3b, 3c and 4 were not approved by shareholders as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal No. 1
The twelve persons named below to serve as Trustee of the Fund until their successors are elected and shall qualify.

				Broker Non-Votes
Nominee	For	Against	Withheld/Abstain		Total

William L. Armstrong	265,944,515		7,319,470		273,263,985
Robert G. Avis	265,773,347		7,490,638		273,263,985
George C. Bowen	265,915,381		7,348,604		273,263,985
Edward L. Cameron	265,822,532		7,441,453		273,263,985
Jon S. Fossel	265,923,116		7,340,869		273,263,985
Sam Freedman	265,774,221		7,489,764		273,263,985
Raymond J. Kalinowski	265,878,454		7,385,531		273,263,985
C. Howard Kast	265,414,470		7,849,515		273,263,985
Robert M. Kirchner	265,866,723		7,397,262		273,263,985
Bridget A. Macaskill	265,903,959		7,360,026		273,263,985
F. William Marshall	265,936,377		7,327,608		273,263,985
James C. Swain	265,933,551		7,330,434		273,263,985

Proposal No. 2
Ratification of the selection of Deloitte & Touche LLP as independent auditor for the Fund for the fiscal year beginning August 1, 2000.
	256,233,109	3,833,306	13,197,570		273,263,985

Proposal No. 3a
Approval to eliminate the Fund’s fundamental policy on purchasing securities on margin and engaging in short sales.
	169,015,790	48,635,543	21,448,083	34,164,569	273,263,985

Proposal No. 3b
Approval to eliminate the Fund’s fundamental policy on purchasing securities of issuers in which officers or trustees have an interest.
	162,319,557	56,026,521	20,753,338	34,164,569	273,263,985

Proposal No. 3c
Approval to eliminate the Fund’s fundamental policy on investing in unseasoned issuers.
	155,565,644	59,427,469	24,106,303	34,164,569	273,263,985

Proposal No. 3d
Approval to eliminate the Fund’s fundamental policy on purchasing securities of other investment companies.
	196,585,530	21,444,931	21,068,955	34,164,569	273,263,985

Proposal No. 3e
Approval to eliminate the Fund’s fundamental policy on prohibiting the purchase of debt securities having a maturity of in excess of one year from the date of purchase.
	191,222,057	24,559,140	23,318,219	34,164,569	273,263,985

22   OPPENHEIMER CASH RESERVES

Proposal No. 3f
Approval to eliminate the Fund’s fundamental policy on entering into repurchase agreements or purchasing a security subject to a call for redemption if the scheduled repurchase or redemption date is greater than one year.
183,752,885	27,179,634	28,166,897	34,164,569	273,263,985

Proposal No. 3g
Approval to eliminate the Fund’s fundamental policy on investing in oil, gas or mineral-related programs.
193,992,544	26,331,069	18,775,803	34,164,569	273,263,985

Proposal No. 4
Approval of changes to four of the Fund’s fundamental investment restrictions to permit the Fund to participate in an inter-fund lending arrangement.
174,282,506	41,005,188	23,811,722	34,164,569	273,263,985

Proposal No. 5
Approval of authorizing the Trustees to adopt an Amended and Restated Declaration of Trust.
189,770,137	20,173,670	29,155,609	34,164,569	273,263,985

23   OPPENHEIMER CASH RESERVES

OPPENHEIMER CASH RESERVES

Officers and Trustees	James C. Swain, Trustee and Chairman of the Board
Bridget A. Macaskill, Trustee and President
William L. Armstrong, Trustee
Robert G. Avis, Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
F. William Marshall, Jr., Trustee
Carol E. Wolf, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Custodian of Portfolio Securities	Citibank, N.A.

Independent Auditors	Deloitte & Touche LLP

Legal Counsel	Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

For more complete information about Oppenheimer Cash Reserves, please refer to the Prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds Internet website, at www.oppenheimerfunds.com.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

©Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

24   OPPENHEIMER CASH RESERVES

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it’s automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.1 So call us today, or visit our website—we’re here to help.

Internet
24-hr access to account information and transactions2
www.oppenheimerfunds.com

General Information
Mon–Fri 8:30am–9pm ET, Sat 10am–4pm ET
1.800.525.7048

Telephone Transactions
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PhoneLink
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1.800.533.3310

Telecommunications Device for the Deaf (TDD)
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1.800.843.4461

OppenheimerFunds Market Hotline
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

eDocs Direct
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for your fund via email. Sign up at www.oppenheimerfunds.com

Ticker Symbols Class A: CRSXX Class B: CRBXX Class C: CSCXX

1. Automatic investment plans do not assure profit or protect against losses in declining markets.
2. At times this website may be inaccessible or its transaction feature may be unavailable.

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RS0760.001.0101 April 1, 2001